Other information - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) company project	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)
Other information
Consideration transferred, acquisition-date fair value	€ 112	€ 5	€ 2,222
Agip Oil Ecuador BV
Other information
Percentage of ownership interest divested		100.00%
Evolvere
Other information
Percentage of voting equity interests acquired	70.00%
Consideration transferred, acquisition-date fair value	€ 97
Cash and cash equivalents in subsidiary or businesses acquired or disposed	3
Companies holding authorization rights for wind projects
Other information
Consideration transferred, acquisition-date fair value	€ 12
Number of companies acquired | company	3
Number of wind projects to be constructed in Puglia | project	3
SEA SpA
Other information
Percentage of voting equity interests acquired		60.00%
Petroven Srl
Other information
Percentage of voting equity interests acquired		32.00%